FAIR VALUE MEASURMENTS (Schedule of Fair Value Measurements Input) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets:
Derivative assets	$ 143	$ 680
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative assets	Derivative assets
Total financial assets	$ 143	$ 680
Liabilities:
Holdback Amount	582	795
Earn-Out Consideration	8,123	10,826
Total financial liabilities	8,705	11,621
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets	0	0
Total financial assets	0	0
Liabilities:
Holdback Amount	582	795
Earn-Out Consideration	0	0
Total financial liabilities	582	795
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	143	680
Total financial assets	143	680
Liabilities:
Holdback Amount	0	0
Earn-Out Consideration	0	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets	0	0
Total financial assets	0	0
Liabilities:
Holdback Amount	0	0
Earn-Out Consideration	8,123	10,826
Total financial liabilities	$ 8,123	$ 10,826